SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Millions	Aug. 10, 2023 USD ($) shares
SUBSEQUENT EVENTS
Number of shares sold in Private Placement	138,900,000
Number of shares called by warrants issued in Private Placement	44,802,870
Term of warrants issued in Private Placement	24 months
Proceeds from the private placement of ordinary shares if the warrants are fully exercised | $	$ 100
Maximum additional proceeds if warrants issued in Private Placement are fully exercised | $	$ 50
American depositary shares
SUBSEQUENT EVENTS
Number of shares sold in Private Placement	27,780,000
Number of shares called by warrants issued in Private Placement	8,960,574